Segment and geographical information (Details) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Results by segment
Gross revenues	$ 14,755,000,000	$ 16,741,000,000	$ 15,207,000,000	$ 60,389,000,000	$ 46,481,000,000	$ 23,939,000,000
Cost and expenses	(7,035,000,000)	(6,910,000,000)	(6,666,000,000)	(25,994,000,000)	(20,648,000,000)	(14,179,000,000)
Research and development	(529,000,000)	(440,000,000)	(301,000,000)	(1,674,000,000)	(878,000,000)	(981,000,000)
Gain (loss) on sale of investments				1,513,000,000		40,000,000
Depreciation, depletion and amortization	(1,168,000,000)	(1,018,000,000)	(1,073,000,000)	(4,122,000,000)	(3,260,000,000)	(2,722,000,000)
Operating income	6,023,000,000	8,373,000,000	7,167,000,000	30,112,000,000	21,695,000,000	6,057,000,000
Total non-operating income (expenses)	(470,000,000)	(3,393,000,000)	(285,000,000)	(3,313,000,000)	(1,381,000,000)	1,026,000,000
Discontinued operations, net of tax					(143,000,000)
Gain on sale of assets				1,513,000,000
Change in provision for losses on equity investments	167,000,000	282,000,000	303,000,000	1,135,000,000	987,000,000	433,000,000
Income taxes	(1,147,000,000)	(351,000,000)	(1,137,000,000)	(5,282,000,000)	(3,705,000,000)	(2,100,000,000)
Net income (loss) attributable to noncontrolling interests	99,000,000	24,000,000	(131,000,000)	233,000,000	(189,000,000)	(107,000,000)
Net income attributable to the Company's stockholders	4,672,000,000	4,935,000,000	5,917,000,000	22,885,000,000	17,264,000,000	5,349,000,000
Bulk Material
Results by segment
Gross revenues	10,984,000,000	12,763,000,000	10,875,000,000	44,948,000,000	34,478,000,000	15,205,000,000
Cost and expenses	(4,139,000,000)	(3,844,000,000)	(3,522,000,000)	(14,466,000,000)	(11,589,000,000)	(7,127,000,000)
Research and development	(219,000,000)	(188,000,000)	(103,000,000)	(649,000,000)	(289,000,000)	(235,000,000)
Gain (loss) on sale of investments						87,000,000
Depreciation, depletion and amortization	(536,000,000)	(439,000,000)	(424,000,000)	(1,847,000,000)	(1,536,000,000)	(1,205,000,000)
Operating income	6,090,000,000	8,292,000,000	6,826,000,000	27,986,000,000	21,064,000,000	6,638,000,000
Total non-operating income (expenses)	(502,000,000)	(3,142,000,000)	176,000,000	(2,966,000,000)	(332,000,000)	625,000,000
Change in provision for losses on equity investments	250,000,000	248,000,000	403,000,000	1,095,000,000	1,013,000,000	328,000,000
Income taxes	(877,000,000)	(224,000,000)	(1,268,000,000)	(4,202,000,000)	(3,980,000,000)	(2,613,000,000)
Net income (loss) attributable to noncontrolling interests	50,000,000	52,000,000	(2,000,000)	105,000,000	5,000,000	17,000,000
Net income attributable to the Company's stockholders	5,011,000,000	5,226,000,000	6,135,000,000	22,018,000,000	17,770,000,000	5,082,000,000
Base Metals
Results by segment
Gross revenues	2,361,000,000	2,287,000,000	3,019,000,000	9,627,000,000	8,200,000,000	6,679,000,000
Cost and expenses	(1,661,000,000)	(1,627,000,000)	(2,051,000,000)	(6,350,000,000)	(5,916,000,000)	(5,580,000,000)
Research and development	(141,000,000)	(100,000,000)	(109,000,000)	(413,000,000)	(277,000,000)	(207,000,000)
Gain (loss) on sale of investments				1,513,000,000		(108,000,000)
Depreciation, depletion and amortization	(486,000,000)	(379,000,000)	(480,000,000)	(1,572,000,000)	(1,359,000,000)	(1,322,000,000)
Operating income	73,000,000	181,000,000	379,000,000	2,805,000,000	648,000,000	(430,000,000)
Total non-operating income (expenses)	58,000,000	(20,000,000)	(55,000,000)	(1,000,000)	(80,000,000)	369,000,000
Discontinued operations, net of tax					(143,000,000)
Gain on sale of assets				1,513,000,000
Change in provision for losses on equity investments	(12,000,000)	118,000,000	9,000,000	101,000,000	(10,000,000)	(28,000,000)
Income taxes	(219,000,000)	(106,000,000)	125,000,000	(954,000,000)	240,000,000	525,000,000
Net income (loss) attributable to noncontrolling interests	50,000,000	(9,000,000)	(144,000,000)	88,000,000	(209,000,000)	(121,000,000)
Net income attributable to the Company's stockholders	(50,000,000)	164,000,000	314,000,000	2,039,000,000	446,000,000	207,000,000
Fertilizers
Results by segment
Gross revenues	856,000,000	1,037,000,000	768,000,000	3,547,000,000	1,845,000,000	413,000,000
Cost and expenses	(653,000,000)	(798,000,000)	(682,000,000)	(2,753,000,000)	(1,669,000,000)	(158,000,000)
Research and development	(38,000,000)	(32,000,000)	(39,000,000)	(104,000,000)	(72,000,000)	(46,000,000)
Depreciation, depletion and amortization	(83,000,000)	(129,000,000)	(128,000,000)	(458,000,000)	(200,000,000)	(29,000,000)
Operating income	82,000,000	78,000,000	(81,000,000)	232,000,000	(96,000,000)	180,000,000
Total non-operating income (expenses)	1,000,000	(78,000,000)	13,000,000	(55,000,000)	32,000,000
Income taxes	(47,000,000)	(13,000,000)	(9,000,000)	(114,000,000)	(12,000,000)
Net income (loss) attributable to noncontrolling interests	(12,000,000)	(22,000,000)	19,000,000	(31,000,000)	19,000,000
Net income attributable to the Company's stockholders	24,000,000	(35,000,000)	(58,000,000)	32,000,000	(57,000,000)	180,000,000
Logistic
Results by segment
Gross revenues	420,000,000	503,000,000	334,000,000	1,726,000,000	1,465,000,000	1,104,000,000
Cost and expenses	(386,000,000)	(396,000,000)	(278,000,000)	(1,467,000,000)	(1,120,000,000)	(812,000,000)
Research and development	(33,000,000)	(37,000,000)	(30,000,000)	(121,000,000)	(75,000,000)	(57,000,000)
Depreciation, depletion and amortization	(61,000,000)	(64,000,000)	(41,000,000)	(229,000,000)	(146,000,000)	(126,000,000)
Operating income	(60,000,000)	6,000,000	(15,000,000)	(91,000,000)	124,000,000	109,000,000
Total non-operating income (expenses)	(23,000,000)	(149,000,000)	(18,000,000)	(207,000,000)	(43,000,000)	24,000,000
Change in provision for losses on equity investments	24,000,000	32,000,000	32,000,000	125,000,000	94,000,000	143,000,000
Income taxes	(4,000,000)	(8,000,000)	9,000,000	(12,000,000)	20,000,000	(11,000,000)
Net income attributable to the Company's stockholders	(63,000,000)	(119,000,000)	8,000,000	(185,000,000)	195,000,000	265,000,000
Others
Results by segment
Gross revenues	134,000,000	151,000,000	211,000,000	541,000,000	493,000,000	538,000,000
Cost and expenses	(196,000,000)	(245,000,000)	(133,000,000)	(958,000,000)	(354,000,000)	(502,000,000)
Research and development	(98,000,000)	(83,000,000)	(20,000,000)	(387,000,000)	(165,000,000)	(436,000,000)
Gain (loss) on sale of investments						61,000,000
Depreciation, depletion and amortization	(2,000,000)	(7,000,000)		(16,000,000)	(19,000,000)	(40,000,000)
Operating income	(162,000,000)	(184,000,000)	58,000,000	(820,000,000)	(45,000,000)	(440,000,000)
Total non-operating income (expenses)	(4,000,000)	(4,000,000)	(401,000,000)	(84,000,000)	(958,000,000)	8,000,000
Change in provision for losses on equity investments	(95,000,000)	(116,000,000)	(141,000,000)	(186,000,000)	(110,000,000)	(10,000,000)
Income taxes			6,000,000		27,000,000	(1,000,000)
Net income (loss) attributable to noncontrolling interests	11,000,000	3,000,000	(4,000,000)	71,000,000	(4,000,000)	(3,000,000)
Net income attributable to the Company's stockholders	$ (250,000,000)	$ (301,000,000)	$ (482,000,000)	$ 1,019,000,000	$ (1,090,000,000)	$ (385,000,000)